ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	March 31, 2023	March 31, 2022
	($)	($)
Accounts payable	944,393	175,850
Accrued liabilities	236,470	237,428
Total	1,180,863	413,278